Offerings - Offering: 1	Sep. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value $0.01 per share
Maximum Aggregate Offering Price	$ 100,000,000	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310	[2]
Offering Note
(1)	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s registration statement on Form F-3ASR filed with the U.S. Securities and Exchange Commission on September 23, 2025 (File No. 333-290461), in accordance with Rule 457(r) and Rule 456(p) under the Securities Act.

[1]	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
[2]	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s registration statement on Form F-3ASR filed with the U.S. Securities and Exchange Commission on September 23, 2025 (File No. 333-290461), in accordance with Rule 457(r) and Rule 456(p) under the Securities Act.